Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,670,000
Previously Paid Amount	0.00
Total Fee Amount	230.63
Total Offset Amount	0.00
Net Fee	230.63
Narrative - Max Aggregate Offering Price	$ 1,670,000
Final Prospectus	true